Leases - Schedule of Changes in the Right of Use Asset (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		$ 1,705,710		$ 1,605,093		$ 1,403,609
Additions		498,172	[1]	483,698		483,201
Terminated contracts		(55,611)		(45,193)		(61,014)
Amortization		(385,522)		(388,772)		(347,389)
Exchange rate variation		(165,876)		61,436		(19,875)
Ending Balance		1,596,873		1,705,710		1,605,093
Acquired in business combination				(10,552)	[2]	146,513	[3]
Adjustment in business combination	[2]					48
Growing facilities [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		805,370		823,989		610,411
Additions		98,774	[1]	146,905		224,140
Terminated contracts		(26,827)		(16,458)		(39,393)
Amortization		(156,494)		(167,078)		(130,460)
Exchange rate variation		(88,556)		28,564		15,993
Ending Balance		632,267		805,370		823,989
Acquired in business combination				(10,552)	[2]	143,298	[3]
Adjustment in business combination	[2]
Buildings [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		532,104		426,996		396,209
Additions		269,599	[1]	190,185		127,081
Terminated contracts		(17,259)		(26,573)		(4,310)
Amortization		(93,897)		(83,876)		(63,189)
Exchange rate variation		(51,566)		25,372		(28,858)
Ending Balance		638,981		532,104		426,996
Acquired in business combination					[2]	63	[3]
Adjustment in business combination	[2]
Vehicles (land, air and sea) [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		223,720		201,655		220,607
Additions		47,390	[1]	94,448		84,994
Terminated contracts		(2,241)		(884)		(8,486)
Amortization		(72,809)		(72,532)		(88,730)
Exchange rate variation		(7,024)		1,033		(7,315)
Ending Balance		189,036		223,720		201,655
Acquired in business combination					[2]	585	[3]
Adjustment in business combination	[2]
Machinery and equipment [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		90,101		104,890		124,304
Additions		81,335	[1]	33,933		37,953
Terminated contracts		(5,233)		(1,120)		(4,349)
Amortization		(47,299)		(51,140)		(54,279)
Exchange rate variation		(12,307)		3,538		(482)
Ending Balance		106,597		90,101		104,890
Acquired in business combination					[2]	1,743	[3]
Adjustment in business combination	[2]
Operating plants [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		19,695		18,706		20,358
Additions		(108)	[1]	6,061		6,269
Terminated contracts		(4,035)		(138)		(4,396)
Amortization		(4,099)		(6,317)		(4,492)
Exchange rate variation		(2,831)		1,383		967
Ending Balance		8,622		19,695		18,706
Acquired in business combination					[2]		[3]
Adjustment in business combination	[2]
Land [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		19,186		19,641		19,698
Additions		727	[1]	1,438		2,761
Terminated contracts		(16)		(24)		(14)
Amortization		(2,597)		(2,604)		(2,754)
Exchange rate variation		(1,301)		735		(922)
Ending Balance		15,999		19,186		19,641
Acquired in business combination					[2]	824	[3]
Adjustment in business combination	[2]					48
Computer equipment [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		15,534		9,216		12,007
Additions		455	[1]	10,728		3
Terminated contracts				4		(52)
Amortization		(8,327)		(5,225)		(3,482)
Exchange rate variation		(2,291)		811		740
Ending Balance		$ 5,371		15,534		9,216
Acquired in business combination					[2]		[3]
Adjustment in business combination	[2]
Furniture and appliances [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance						15
Additions
Terminated contracts						(14)
Amortization						(3)
Exchange rate variation						2
Ending Balance
Acquired in business combination	[3]
Adjustment in business combination	[2]

[1]	The amount of US$7,687 in additions refers to the acquisition of immaterial business combinations during the year by the indirect subsidiary Seara Alimentos Ltda.
[2]	Refers to the business combination adjustment of the acquisition of TriOak acquired during the 2022 financial year.
[3]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.